Unaudited Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($) $ in Thousands	Previously Reported Convertible Preferred Units	Previously Reported Member Units Voting	Previously Reported Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Subscription Receivable	Previously Reported Accumulated Deficit	Previously Reported Members’ Deficit	Previously Reported	Retroactive Application of Recapitalization Convertible Preferred Units	Retroactive Application of Recapitalization Member Units Voting	Retroactive Application of Recapitalization Common Stock	Retroactive Application of Recapitalization Additional Paid-in Capital	Retroactive Application of Recapitalization Subscription Receivable	Retroactive Application of Recapitalization Accumulated Deficit	Retroactive Application of Recapitalization Members’ Deficit	Retroactive Application of Recapitalization	Convertible Preferred Units	Member Units Voting	Common Stock	Additional Paid-in Capital	Subscription Receivable	Accumulated Deficit	Members’ Deficit	Equity- classified CPU Share Allocation	Accumulated Other Comprehensive Income	Total EMAT Stockholders’ Deficit	Noncontrolling Interest	Total
Balance at Dec. 31, 2024	$ 9,587			$ 306		$ (60,892)	$ (50,999)				$ 45	$ (45)			$ 50,999	$ (50,999)	$ 9,587		$ 45	$ 261		$ (60,892)						$ (50,999)
Balance (in Shares) at Dec. 31, 2024	35,230,021	1,000,000								(1,000,000)	454,712,290						35,230,021		454,712,290
Share issuance upon conversion of convertible preferred units																	$ 2,750				(1,500)							1,250
Share issuance upon conversion of convertible preferred units (in Shares)																	7,050,000
Investor loan advances and deemed contributions																				(853)								(853)
Foreign currency translation adjustment
Net loss						$ (18,009)		$ (18,009)														(17,996)						(17,996)
Balance at Mar. 31, 2025																	$ 12,337		$ 45	(592)	$ (1,500)	(78,888)						(68,598)
Balance (in Shares) at Mar. 31, 2025																	42,280,021		454,712,290
Balance at Dec. 31, 2025																	$ 26,262		$ 45	(2,374)		(678,807)			$ 6	$ (654,868)		(654,868)
Balance (in Shares) at Dec. 31, 2025																	59,671,021		454,712,290
Reverse recapitalization																				(10,872)						(10,872)		(10,872)
Reverse recapitalization (in Shares)																			4,876,199
Noncontrolling interests resulting from the Business Combination																	$ (13,925)									(13,925)	13,925
Noncontrolling interests resulting from the Business Combination (in Shares)																	(17,391,000)
Share issuance upon conversion of convertible preferred units																	$ (12,337)		$ 1	12,336
Share issuance upon conversion of convertible preferred units (in Shares)																	(42,280,021)		12,640,000
Share issuance upon settlement of the EM Share Obligations																			$ 13	885,334						885,347		885,347
Share issuance upon settlement of the EM Share Obligations (in Shares)																			118,046,178
Issuance of common stock for acquisitions																				23,064						23,064	10	$ 23,074
Issuance of common stock for acquisitions (in Shares)																			3,075,185									3,075,185
Investor loan advances and deemed contributions																				1,111						1,111		$ 1,111
Reclass of CPU Share Allocation Obligations to equity																								186,766		186,766		186,766
Foreign currency translation adjustment																									(1,050)	(1,050)		(1,050)
Actuarial (loss) gain on defined severance benefits, net of tax																									(18)	(18)		(18)
Net loss																						(440,314)				(440,314)		(440,314)
Balance at Mar. 31, 2026																			$ 59	$ 908,599		$ (1,119,121)		$ 186,766	$ (1,062)	$ (24,759)	$ 13,935	$ (10,824)
Balance (in Shares) at Mar. 31, 2026																			593,349,852